Commitments and Contingencies (Details) - Employment agreements [Member]	Sep. 30, 2014 USD ($)
Finite-Lived Intangible Assets [Line Items]
September 2015	$ 825,000
September 2016	645,000
September 2017	645,000
September 2018	268,750
Total	$ 2,383,750